Government grant advances and loans - Government Grant Advances (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) project	Dec. 31, 2023 USD ($) project	Dec. 31, 2022 EUR (€) project	Dec. 31, 2022 USD ($) project	Dec. 31, 2021 EUR (€) project	Dec. 31, 2021 USD ($) project
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Number of collaborative projects	1	1	4	4	2	2
Amount funded from government grant advances	€ 428	$ 436	€ 1,376	$ 1,364	€ 6,326	$ 7,650
Government Grant
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Proceeds received from long-term projects	€ 428	$ 473
Bottom of range [member] | Research project financing
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Borrowings, interest rate	2.30%	2.30%			1.80%	1.80%
Top of range [member]
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Term of collaborative project	3 years	3 years	3 years	3 years	3 years	3 years
Top of range [member] | Research project financing
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Borrowings, interest rate	20.90%	20.90%			2.30%	2.30%